Revenue from Contracts with Customers - Prior Year Contract Revenues Recognized in Current Year (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Prior Year Revenue Recognized [Line Items]
Contract with Customer, Performance Obligation Satisfied in Previous Period	$ 9
Pepco Holdings LLC [Member]
Prior Year Revenue Recognized [Line Items]
Contract with Customer, Performance Obligation Satisfied in Previous Period	9
Potomac Electric Power Company [Member]
Prior Year Revenue Recognized [Line Items]
Contract with Customer, Performance Obligation Satisfied in Previous Period	7
Delmarva Power & Light Company [Member]
Prior Year Revenue Recognized [Line Items]
Contract with Customer, Performance Obligation Satisfied in Previous Period	1
Atlantic City Electric Company [Member]
Prior Year Revenue Recognized [Line Items]
Contract with Customer, Performance Obligation Satisfied in Previous Period	$ 1